EASTERLY GLOBAL REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.3%
	Bermuda - 2.8%
3,335,447	Hongkong Land Holdings Ltd.(a)	$ 14,309,068

	Canada - 1.9%
273,642	Canadian Apartment Properties REIT	9,886,741

	Cayman Islands - 3.2%
571,760	CK Asset Holdings Ltd.	3,081,824
4,003,464	ESR Group Ltd.	5,912,171
487,957	GDS Holdings Ltd. - ADR(b)	4,762,460
568,505	Wharf Real Estate Investment Company Ltd.	2,804,750
		16,561,205
	France - 1.0%
229,632	Klepierre S.A.(a)	5,217,253

	Germany - 8.1%
864,650	Deutsche Wohnen S.E.	17,220,080
1,379,456	Instone Real Estate Group A.G.	7,456,065
950,506	TAG Immobilien A.G.(b)	7,635,377
489,472	Vonovia S.E.(a)	9,004,464
		41,315,986
	Guernsey - 0.7%
3,376,570	Sirius Real Estate Ltd.	3,443,609

	Hong Kong - 6.3%
5,568,225	Link REIT(a)	32,378,639

	Japan - 10.2%
16,743	Japan Hotel REIT Investment Corporation	9,499,230
2,961,184	Mitsubishi Estate Company Ltd.(a)	33,905,161
2,368	Mitsui Fudosan Logistics Park, Inc.	8,524,045
		51,928,436
	Singapore - 2.1%
4,763,417	Keppel DC REIT	7,361,356

EASTERLY GLOBAL REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	Singapore - 2.1% (Continued)
2,609,628	Mapletree Pan Asia Commercial Trust	$ 3,184,219
		10,545,575
	Spain - 7.4%
931,734	Cellnex Telecom S.A.(a)	37,752,556

	United Kingdom - 8.7%
15,982,849	Assura PLC	9,553,830
5,015,725	Empiric Student Property PLC	5,649,231
3,250,002	Grainger PLC	10,056,126
411,379	Great Portland Estates PLC(a)	2,479,126
605,512	Segro PLC(a)	6,017,494
954,848	UNITE Group PLC (The)	10,650,347
		44,406,154
	United States - 45.9%
969,085	Acadia Realty Trust	12,472,124
140,404	Alexandria Real Estate Equities, Inc.	15,930,238
224,583	American Homes 4 Rent, Class A	7,698,705
309,710	Americold Realty Trust, Inc.	9,074,503
586,479	Broadstone Net Lease, Inc.	9,195,991
76,014	Camden Property Trust	7,941,183
57,423	CBRE Group, Inc., Class A(b)	4,302,131
463,810	CoreCivic, Inc.(b)	3,998,042
1,112,280	DigitalBridge Group, Inc.	13,859,009
368,532	Easterly Government Properties, Inc.	5,115,224
1,158,912	Ellington Financial, Inc.	14,532,756
197,265	Elme Communities	2,980,674
440,546	Equity Commonwealth	9,009,166
859,032	GEO Group, Inc. (The)(b)	6,408,379
909,264	Independence Realty Trust, Inc.	15,702,989
213,704	Kilroy Realty Corporation	5,799,927
173,910	Prologis, Inc.	21,660,491
703,701	Retail Opportunity Investments Corporation	8,585,152
36,005	SBA Communications Corporation	7,985,189
191,039	Sun Communities, Inc.	24,191,269

EASTERLY GLOBAL REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	United States - 45.9% (Continued)
560,566	UDR, Inc.	$ 22,237,653
118,949	Ventas, Inc.	5,131,460
		233,812,255

	TOTAL COMMON STOCKS (Cost $911,976,718)	501,557,477

	TOTAL INVESTMENTS – 98.3% (Cost $911,976,718)	$ 501,557,477
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.7%	8,746,540
	NET ASSETS - 100.0%	$ 510,304,017

ADR	- American Depositary Receipt
Ltd.	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S.A.	- Société Anonyme

(a)	The value of this security has been determined in good faith under policies of the Board of Trustees.
(b)	Non-income producing security.

EASTERLY HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2023

Shares						Fair Value
	EXCHANGE-TRADED FUNDS — 93.0%
	EQUITY - 93.0%
247,500	SPDR S&P 500 ETF Trust(a)					$ 103,417,875
	TOTAL EXCHANGE-TRADED FUNDS (Cost $93,287,705)

Contracts(b)
	INDEX OPTIONS PURCHASED - 1.5%	Counterparty	Expiration Date	Exercise Price	Notional Value
	PUT OPTIONS PURCHASED - 1.5%
525	S&P 500 Index	PER	06/23/2023	$ 4,105	$ 219,441,075	$ 1,758,750
	TOTAL PUT OPTIONS PURCHASED (Cost - $1,936,873)

	TOTAL INVESTMENTS – 94.5% (Cost $95,224,578)					$105,176,625
	CALL OPTIONS WRITTEN - (0.5)% (Proceeds - $716,235)					(609,000)
	PUT OPTIONS WRITTEN - (0.5)% (Proceeds - $722,202)					(567,000)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 6.5%					7,200,914
	NET ASSETS - 100.0%					$111,201,539

Contracts(b)
	WRITTEN INDEX OPTIONS - (0.5)%	Counterparty	Expiration Date	Exercise Price	Notional Value
	PUT OPTIONS WRITTEN - (0.5)%
525	S&P 500 Index	PER	06/23/2023	$ 3,900	$ 219,441,075	$ 567,000
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $722,202)

	WRITTEN EQUITY OPTIONS - (0.5)%	Counterparty	Expiration Date	Exercise Price	Notional Value
	CALL OPTIONS WRITTEN- (0.5)%
1,500	SPDR S&P 500 ETF Trust	PER	06/30/2023	$ 425	$ 62,677,500	$ 462,000
1,000	SPDR S&P 500 ETF Trust	PER	06/30/2023	430	41,785,000	147,000
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $716,235)					609,000

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt
PER	- Pershing

(a)	All or a portion of this security is held as collateral for written options.
(b)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

EASTERLY HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

TOTAL RETURN SWAP
										Upfront	Unrealized
	Payment						Number Of	Maturity	Notional	Payments/	Appreciation/
Description	Frequency	Long/Short	Currency	Index	Spread	Counterparty	Contracts	Date	Amount	Receipts	(Depreciation)
SPDR S&P 500 ETF Trust	Monthly	Long	USD	Federal Funds Rate	0.55%	Goldman Sachs	67,500	7/21/2023	$ 29,898,898	$ -	$ (2,436,136)
SPDR S&P 500 ETF Trust	Monthly	Long	USD	Federal Funds Rate	0.55%	Goldman Sachs	15,000	10/2/2023	6,004,950	-	129,119
SPDR S&P 500 ETF Trust	Monthly	Long	USD	Federal Funds Rate	0.55%	Goldman Sachs	10,000	5/20/2024	4,125,191	-	29,200
											(2,277,817)